UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21147

Investment Company Act File Number

Eaton Vance California Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

California Municipal Bond Fund

June 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 165.0%

Security	Principal Amount (000’s omitted)	Value
Education — 12.8%
California Educational Facilities Authority, (California Institute of Technology), 5.00%, 11/1/39(1)	$10,000	$11,336,100
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/27	770	818,448
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	550	657,409
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	940	1,123,573
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	1,375	1,543,754
California Educational Facilities Authority, (Santa Clara University), 5.00%, 2/1/29	285	321,702
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	650	806,208
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	6,200	6,822,356
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	1,790	2,096,878
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	1,175	1,381,471
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	800	941,904
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	2,270	2,730,833
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	2,395	2,862,025
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	2,520	2,991,719

		$36,434,380

Electric Utilities — 1.4%
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	$1,890	$2,170,287
Vernon, Electric System Revenue, 5.125%, 8/1/21	1,650	1,846,053

		$4,016,340

Escrowed/Prerefunded — 2.8%
California Educational Facilities Authority, (Claremont McKenna College), Prerefunded to 1/1/18, 5.00%, 1/1/27	$1,910	$2,036,289
San Francisco Bay Area Rapid Transit District, (Election of 2004), Prerefunded to 8/1/17, 5.00%, 8/1/35	5,000	5,239,450
Vernon, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	725	791,715

		$8,067,454

General Obligations — 47.0%
Burbank Unified School District, (Election of 2013), 4.00%, 8/1/31(1)	$6,900	$7,817,217
California, 5.50%, 11/1/35	4,600	5,510,846
Contra Costa Community College District, (Election of 2006), 5.00%, 8/1/38	20	24,493
Contra Costa Community College District, (Election of 2006), 5.00%, 8/1/38(1)	9,750	11,940,337
Desert Community College District, 5.00%, 8/1/37(1)	7,500	9,372,075
Foothill-De Anza Community College District, 5.00%, 8/1/36(1)	10,000	11,724,200
Mountain View Whisman School District, (Election of 2012), 4.00%, 9/1/42(1)	10,000	11,504,100
Palo Alto, (Election of 2008), 5.00%, 8/1/40(1)	7,020	8,109,153
Palomar Community College District, 5.00%, 8/1/44(1)	10,000	12,378,000
San Bernardino Community College District, 4.00%, 8/1/27(1)	5,775	6,675,207
San Diego Community College District, (Election of 2002), 5.00%, 8/1/32	1,375	1,615,762
San Diego Community College District, (Election of 2006), 5.00%, 8/1/31	2,545	2,997,476
San Jose Unified School District, 5.00%, 8/1/32(1)	7,500	9,532,050
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/37(1)	4,975	5,978,806
Santa Monica Community College District, (Election of 2008), 5.00%, 8/1/44(1)	7,500	9,209,775
Torrance Unified School District, (Election of 2008), 5.00%, 8/1/35	7,500	9,269,700
Ventura County Community College District, 5.00%, 8/1/30(1)	8,000	10,221,600

		$133,880,797

Security	Principal Amount (000’s omitted)	Value
Hospital — 12.8%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	$1,750	$2,067,975
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	550	643,703
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	4,505	5,062,449
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	1,795	2,167,678
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	2,565	3,083,746
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	4,480	5,425,818
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	2,100	2,518,866
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31(1)	5,000	6,117,850
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	2,170	2,182,369
Torrance, (Torrance Memorial Medical Center), 5.50%, 6/1/31	3,950	4,015,728
Washington Township Health Care District, 5.00%, 7/1/32	3,165	3,263,431

		$36,549,613

Insured-Electric Utilities — 11.5%
Anaheim Public Financing Authority, (Electric System District), (BHAC), (NPFG), 4.50%, 10/1/32(1)	$20,000	$20,580,599
Northern California Power Agency, (Hydroelectric), (AGC), 5.00%, 7/1/24	2,000	2,167,180
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	3,840	3,963,686
Sacramento Municipal Utility District, (AGM), 5.00%, 8/15/27	1,000	1,090,840
Sacramento Municipal Utility District, (AMBAC), (BHAC), 5.25%, 7/1/24	4,000	5,063,720

		$32,866,025

Insured-Escrowed/Prerefunded — 13.2%
Antelope Valley Community College District, (Election of 2004), (NPFG), Prerefunded to 8/1/17, 5.25%, 8/1/39	$4,175	$4,390,681
Coast Community College District, (Election of 2002), (AGM), Prerefunded to 8/1/16, 0.00%, 8/1/34	23,150	8,744,449
East Bay Municipal Utility District, Water System Revenue, (AGM), (FGIC), Prerefunded to 6/1/17, 5.00%, 6/1/32	345	359,311
Glendale, Electric System Revenue, (AGC), Prerefunded to 2/1/18, 5.00%, 2/1/31	2,240	2,397,494
Riverside Community College District, (Election of 2004), (AGM), (NPFG), Prerefunded to 8/1/17, 5.00%, 8/1/32	5,705	5,984,317
San Diego County Water Authority, Certificates of Participation, (AGM), Prerefunded to 5/1/18, 5.00%, 5/1/38(1)	10,000	10,809,600
San Luis Obispo County, (Nacimiento Water Project), (BHAC), (NPFG), Prerefunded to 9/1/17, 5.00%, 9/1/38	4,750	4,998,045

		$37,683,897

Insured-General Obligations — 13.1%
Burbank Unified School District, (Election of 1997), (NPFG), 0.00%, 8/1/21	$4,135	$3,861,139
Palm Springs Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33	4,500	5,096,070
San Diego Unified School District, (NPFG), 0.00%, 7/1/22	2,300	2,082,742
San Diego Unified School District, (NPFG), 0.00%, 7/1/23	5,000	4,416,500
San Juan Unified School District, (AGM), 0.00%, 8/1/21	5,630	5,243,444
San Mateo County Community College District, (NPFG), 0.00%, 9/1/22	4,840	4,434,940
San Mateo County Community College District, (NPFG), 0.00%, 9/1/23	4,365	3,903,401
San Mateo County Community College District, (NPFG), 0.00%, 9/1/25	3,955	3,398,176
San Mateo Union High School District, (NPFG), 0.00%, 9/1/21	5,240	4,877,392

		$37,313,804

Insured-Hospital — 4.4%
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 4/1/31(1)	$10,000	$10,306,600
California Statewide Communities Development Authority, (Sutter Health), (AMBAC), (BHAC), 5.00%, 11/15/38(1)	2,000	2,068,600

		$12,375,200

Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 5.9%
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/31	$595	$609,102
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	7,240	7,381,397
Pomona Public Financing Authority, (NPFG), 5.00%, 2/1/33	5,940	5,961,978
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	15,020	2,738,446

		$16,690,923

Insured-Transportation — 1.4%
San Jose, Airport Revenue, (AMBAC), 5.00%, 3/1/33	$1,885	$1,937,328
San Jose, Airport Revenue, (AMBAC), 5.00%, 3/1/37	2,040	2,095,794

		$4,033,122

Insured-Water and Sewer — 1.7%
Riverside, Water System Revenue, (AGM), 5.00%, 10/1/38	$1,595	$1,746,972
San Luis Obispo County, (Nacimiento Water Project), (BHAC), (NPFG), 5.00%, 9/1/38	250	262,265
San Luis Obispo County, (Nacimiento Water Project), (NPFG), 4.50%, 9/1/40	2,750	2,865,967

		$4,875,204

Lease Revenue/Certificates of Participation — 1.1%
California Public Works Board, 5.00%, 11/1/38	$2,565	$3,116,834

		$3,116,834

Special Tax Revenue — 10.4%
Jurupa Public Financing Authority, 5.00%, 9/1/30	$625	$765,656
Jurupa Public Financing Authority, 5.00%, 9/1/32	625	759,350
Riverside County Transportation Commission, Sales Tax Revenue, 5.25%, 6/1/39(1)	6,285	7,861,273
San Bernardino County Transportation Authority, 5.25%, 3/1/40	5	6,202
San Bernardino County Transportation Authority, 5.25%, 3/1/40(1)	10,375	12,869,357
San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, 5.00%, 7/1/36(1)	6,250	7,477,563

		$29,739,401

Transportation — 11.2%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.25%, 4/1/29(1)	$6,500	$7,311,525
Long Beach, Harbor Revenue, 5.00%, 5/15/27	1,960	2,278,147
Long Beach, Harbor Revenue, 5.00%, 5/15/42(1)	7,500	9,328,125
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)	7,500	8,597,925
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	2,190	2,491,059
San Jose, Airport Revenue, 5.00%, 3/1/31	1,750	2,008,300

		$32,015,081

Water and Sewer — 14.3%
Beverly Hills Public Financing Authority, Water Revenue, 5.00%, 6/1/37(1)	$5,725	$6,873,836
Los Angeles Department of Water and Power, Waterworks Revenue, 5.00%, 7/1/39(1)	10,000	12,316,400
Los Angeles, Wastewater System Revenue, 5.00%, 6/1/43(1)	7,500	9,131,025
Orange County, Sanitation District Wastewater Revenue, 5.00%, 2/1/35(1)	10,000	12,491,700

		$40,812,961

Total Tax-Exempt Investments — 165.0% (identified cost $425,210,697)		$470,471,036

Other Assets, Less Liabilities — (65.0)%		$(185,360,117)

Net Assets — 100.0%		$285,110,919

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2016, 31.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 16.7% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
U.S. 10-Year Treasury Note	100	Short	Sep-16	$(12,945,918)	$(13,298,437)	$(352,519)
U.S. Long Treasury Bond	79	Short	Sep-16	(12,851,127)	(13,615,156)	(764,029)

						$(1,116,548)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At June 30, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $1,116,548.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$231,405,635

Gross unrealized appreciation	$45,978,609
Gross unrealized depreciation	(793,208)

Net unrealized appreciation	$45,185,401

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$470,471,036	$—	$470,471,036
Total Investments	$—	$470,471,036	$—	$470,471,036

Liability Description
Futures Contracts	$(1,116,548)	$—	$—	$(1,116,548)
Total	$(1,116,548)	$—	$—	$(1,116,548)

The Fund held no investments or other financial instruments as of September 30, 2015 whose fair value was determined using Level 3 inputs. At June 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance California Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 22, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 22, 2016